UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21467

Salomon Brothers Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.                SCHEDULE OF INVESTMENTS

     SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

FORM N-Q
JANUARY 31, 2006

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY (a)	VALUE

COMMON STOCKS — 47.1%
CONSUMER DISCRETIONARY — 5.0%
Hotels, Restaurants & Leisure — 0.5%
4,800	Ctrip.com International Ltd., ADR	$297,216
72,800	McDonald's Corp.	2,548,728
25,000	Outback Steakhouse Inc.	1,155,750

	Total Hotels, Restaurants & Leisure	4,001,694

Household Durables — 0.3%
117,400	Newell Rubbermaid Inc.	2,775,336

Media — 3.3%
83,000	Cablevision Systems Corp., New York Group, Class A Shares *	2,041,800
22,800	Comcast Corp., Class A Shares *	634,296
172,400	EchoStar Communications Corp., Class A Shares *	4,758,240
194,600	Interpublic Group of Cos. Inc. *	1,965,460
46,875	Liberty Global Inc., Series A Shares *	1,003,125
52,875	Liberty Global Inc., Series C Shares *	1,069,133
162,500	Liberty Media Corp., Class A Shares *	1,358,500
184,800	News Corp., Class B Shares	3,056,592
8,400	NTL Inc. *	531,300
94,300	Regal Entertainment Group, Class A Shares	1,745,493
345,800	SES Global SA, FDR	6,389,916
103,600	Telewest Global Inc. (c)*	2,413,880
132,400	Time Warner Inc.	2,320,972

	Total Media	29,288,707

Multiline Retail — 0.4%
50,000	Family Dollar Stores Inc.	1,197,500
43,900	J.C. Penney Co. Inc.	2,449,620

	Total Multiline Retail	3,647,120

Specialty Retail — 0.5%
40,000	Bed Bath & Beyond Inc. *	1,496,400
38,000	Best Buy Co. Inc.	1,925,080
25,000	Sherwin-Williams Co.	1,322,500

	Total Specialty Retail	4,743,980

	TOTAL CONSUMER DISCRETIONARY	44,456,837

CONSUMER STAPLES — 2.2%
Beverages — 0.2%
25,000	PepsiCo Inc.	1,429,500

Food & Staples Retailing — 0.6%
162,600	Kroger Co. *	2,991,840
53,000	Wal-Mart Stores Inc.	2,443,830

	Total Food & Staples Retailing	5,435,670

Food Products — 0.6%
30,000	Hormel Foods Corp.	1,005,900
24,100	Kellogg Co.	1,033,890
60,000	McCormick & Co. Inc., Non Voting Shares	1,812,600
75,000	Sara Lee Corp.	1,371,000

	Total Food Products	5,223,390

Household Products — 0.3%
45,400	Kimberly-Clark Corp.	2,593,248

Tobacco — 0.5%
63,000	Altria Group Inc.	4,557,420

	TOTAL CONSUMER STAPLES	19,239,228

ENERGY — 7.0%
Energy Equipment & Services — 2.0%
23,500	Cooper Cameron Corp. *	1,137,165
82,700	ENSCO International Inc.	4,227,624

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE

Energy Equipment & Services — 2.0% (continued)
37,200	GlobalSantaFe Corp.	$2,271,060
71,500	Halliburton Co.	5,687,825
141,000	Pride International Inc. *	4,978,710

	Total Energy Equipment & Services	18,302,384

Oil, Gas & Consumable Fuels — 5.0%
82,500	Arlington Tankers Ltd.	1,848,000
58,100	CNX Gas Corp. (b)*	1,205,575
87,200	Marathon Oil Corp.	6,703,064
196,414	Nexen Inc.	11,278,092
127,000	OPTI Canada Inc. *	4,991,625
17,600	Suncor Energy Inc.	1,410,112
87,480	Total SA, Sponsored ADR	12,101,108
190,400	Williams Cos. Inc.	4,539,136

	Total Oil, Gas & Consumable Fuels	44,076,712

	TOTAL ENERGY	62,379,096

FINANCIALS — 14.6%
Capital Markets — 0.5%
6,600	Goldman Sachs Group Inc.	932,250
8,000	Lehman Brothers Holdings Inc.	1,123,600
35,600	Merrill Lynch & Co. Inc.	2,672,492

	Total Capital Markets	4,728,342

Commercial Banks — 1.0%
77,844	Bank of America Corp.	3,443,040
16,500	Wachovia Corp.	904,695
62,300	Wells Fargo & Co.	3,885,028
13,000	Zions Bancorp.	1,027,910

	Total Commercial Banks	9,260,673

Consumer Finance — 1.3%
65,000	American Express Co.	3,409,250
95,032	Capital One Financial Corp.	7,916,165

	Total Consumer Finance	11,325,415

Diversified Financial Services — 0.2%
49,940	JPMorgan Chase & Co.	1,985,115

Insurance — 0.9%
35,200	AFLAC Inc.	1,652,640
24,300	American International Group Inc.	1,590,678
12	Berkshire Hathaway Inc., Class A Shares *	1,073,880
30,800	Chubb Corp.	2,905,980
8,000	Hartford Financial Services Group Inc.	657,840

	Total Insurance	7,881,018

Real Estate — 9.8%
19,300	Alexandria Real Estate Equities Inc.	1,703,225
65,200	AMB Property Corp.	3,403,440
155,000	American Financial Realty Trust	1,926,650
7,400	Apartment Investment and Management Co., Class A Shares	314,648
62,100	Archstone-Smith Trust	2,910,006
60,000	Arden Realty Inc.	2,710,200
25,000	Ashford Hospitality Trust Inc.	306,000
31,900	Avalonbay Communities Inc.	3,173,412
46,500	BioMed Realty Trust Inc.	1,247,595
17,200	Boston Properties Inc.	1,346,072
41,400	Brandywine Realty Trust	1,302,030
12,400	BRE Properties Inc., Class A Shares	618,760
66,800	CarrAmerica Realty Corp.	2,458,240
12,000	Developers Diversified Realty Corp.	591,120
20,900	Duke Realty Corp.	758,252
218,000	Equity Office Properties Trust	6,936,760

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE

Real Estate — 9.8% (continued)
50,200	Equity Residential	$2,128,982
29,800	Federal Realty Investment Trust	1,991,236
60,700	General Growth Properties Inc.	3,132,120
43,400	Global Signal Inc.	2,096,220
47,500	Gramercy Capital Corp.	1,251,150
57,900	Heritage Property Investment Trust	2,055,450
27,000	Highwoods Properties Inc.	851,580
388,054	Host Marriott Corp.	7,741,677
90,000	iStar Financial Inc.	3,230,100
24,800	Kimco Realty Corp.	870,232
70,000	Liberty Property Trust	3,168,200
7,400	Macerich Co.	537,018
100,000	Maguire Properties Inc.	3,380,000
105,000	New Plan Excel Realty Trust Inc.	2,588,250
7,200	Pan Pacific Retail Properties Inc.	498,240
106,300	ProLogis	5,444,686
39,200	PS Business Parks Inc.	2,150,120
16,400	Public Storage Inc.	1,190,148
26,393	Reckson Associates Realty Corp.	1,053,873
18,000	Republic Property Trust	208,800
34,500	Simon Property Group Inc.	2,857,980
41,300	SL Green Realty Corp.	3,470,852
25,000	United Dominion Realty Trust Inc.	635,250
26,900	Vornado Realty Trust	2,376,346

	Total Real Estate	86,614,920

Thrifts & Mortgage Finance — 0.9%
54,950	Freddie Mac	3,728,907
60,000	Golden West Financial Corp.	4,237,200

	Total Thrifts & Mortgage Finance	7,966,107

	TOTAL FINANCIALS	129,761,590

HEALTH CARE — 5.1%
Biotechnology — 1.2%
74,400	Abgenix Inc. *	1,642,008
18,500	Amgen Inc. *	1,348,465
28,400	CV Therapeutics Inc. *	698,924
8,700	Genentech Inc. *	747,504
15,500	Genzyme Corp. *	1,099,570
34,400	InterMune Inc. *	695,912
11,100	Invitrogen Corp. *	764,568
34,600	PDL BioPharma Inc. *	1,008,590
79,609	Vertex Pharmaceuticals Inc. *	2,843,634

	Total Biotechnology	10,849,175

Health Care Equipment & Supplies — 0.4%
12,200	Biomet Inc.	461,282
88,000	Boston Scientific Corp. *	1,924,560
37,400	DJ Orthopedics Inc. *	1,227,842

	Total Health Care Equipment & Supplies	3,613,684

Health Care Providers & Services — 1.4%
18,600	Aetna Inc.	1,800,480
32,200	Coventry Health Care Inc. *	1,918,154
33,000	DaVita Inc. *	1,806,750
47,070	UnitedHealth Group Inc.	2,796,899
48,500	WellPoint Inc. *	3,724,800

	Total Health Care Providers & Services	12,047,083

Pharmaceuticals — 2.1%
61,500	Abbott Laboratories	2,653,725
49,200	GlaxoSmithKline PLC, Sponsored ADR	2,521,008
51,100	Novartis AG, Sponsored ADR	2,818,676

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE

Pharmaceuticals — 2.1% (continued)
93,400	Pfizer Inc.	$2,398,512
23,900	Sanofi-Aventis	2,192,218
23,100	Sanofi-Aventis, Sponsored ADR	1,062,600
89,700	Schering-Plough Corp.	1,717,755
14,100	Sepracor Inc. *	802,431
22,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	971,964
41,000	Wyeth	1,896,250

	Total Pharmaceuticals	19,035,139

	TOTAL HEALTH CARE	45,545,081

INDUSTRIALS — 3.3%
Aerospace & Defense — 1.2%
98,400	Boeing Co.	6,721,704
90,000	Raytheon Co.	3,687,300

	Total Aerospace & Defense	10,409,004

Building Products — 0.2%
56,000	Masco Corp.	1,660,400

Commercial Services & Supplies — 0.3%
35,700	Avery Dennison Corp.	2,132,718
27,000	IHS Inc., Class A Shares *	655,020

	Total Commercial Services & Supplies	2,787,738

Construction & Engineering — 0.4%
100,500	Chicago Bridge & Iron Co. NV, New York Shares	3,100,425

Industrial Conglomerates — 1.2%
259,800	General Electric Co.	8,508,450
30,100	Textron Inc.	2,542,246

	Total Industrial Conglomerates	11,050,696

Trading Companies & Distributors — 0.0%
9,600	MSC Industrial Direct Co. Inc., Class A Shares	431,328

	TOTAL INDUSTRIALS	29,439,591

INFORMATION TECHNOLOGY — 3.5%
Communications Equipment — 1.2%
141,375	ADC Telecommunications Inc. *	3,585,270
23,000	Cisco Systems Inc. *	427,110
52,451	Comverse Technology Inc. *	1,436,633
73,900	Juniper Networks Inc. *	1,339,807
91,900	Nokia Oyj, Sponsored ADR	1,689,122
589,700	Nortel Networks Corp. *	1,769,100

	Total Communications Equipment	10,247,042

Computers & Peripherals — 0.2%
420,000	Sun Microsystems Inc. *	1,890,000

Internet Software & Services — 0.4%
188,900	Digitas Inc. *	2,472,701
42,400	Jupitermedia Corp. *	686,456
26,100	Openwave Systems Inc. *	562,716

	Total Internet Software & Services	3,721,873

IT Services — 0.1%
47,100	Wright Express Corp. *	1,198,224

Semiconductors & Semiconductor Equipment — 0.5%
67,700	Advanced Micro Devices Inc. *	2,833,922
80,000	Applied Materials Inc.	1,524,000

	Total Semiconductors & Semiconductor Equipment	4,357,922

Software — 1.1%
27,186	Adobe Systems Inc. *	1,079,828
54,500	Cognos Inc. *	2,076,450

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE

Software — 1.1% (continued)
223,400	Microsoft Corp.	$6,288,710

	Total Software	9,444,988

	TOTAL INFORMATION TECHNOLOGY	30,860,049

MATERIALS — 1.4%
Chemicals — 0.7%
61,700	Air Products & Chemicals Inc.	3,806,273
62,000	E.I. du Pont de Nemours & Co.	2,427,300

	Total Chemicals	6,233,573

Metals & Mining — 0.7%
153,400	Barrick Gold Corp.	4,825,964
56,200	Compass Minerals International Inc.	1,383,644

	Total Metals & Mining	6,209,608

	TOTAL MATERIALS	12,443,181

TELECOMMUNICATION SERVICES — 2.6%
Diversified Telecommunication Services — 0.5%
260,900	Citizens Communications Co.	3,201,243
42,600	PanAmSat Holding Corp.	1,053,498

	Total Diversified Telecommunication Services	4,254,741

Wireless Telecommunication Services — 2.1%
59,300	ALLTEL Corp.	3,559,779
203,797	American Tower Corp., Class A Shares *	6,305,479
211,400	Dobson Communications Corp., Class A Shares *	1,568,588
301,468	Sprint Nextel Corp.	6,900,603
30,640	WiderThan Co. Ltd., ADR *	459,600

	Total Wireless Telecommunication Services	18,794,049

	TOTAL TELECOMMUNICATION SERVICES	23,048,790

UTILITIES — 2.4%
Electric Utilities — 0.3%
100,000	ITC Holdings Corp.	2,720,000

Independent Power Producers & Energy Traders — 1.3%
133,000	AES Corp. *	2,266,320
60,200	Mirant Corp. *	1,685,600
73,800	NRG Energy Inc. *	3,562,326
83,200	TXU Corp.	4,213,248

	Total Independent Power Producers & Energy Traders	11,727,494

Multi-Utilities — 0.8%
152,300	Sempra Energy	7,318,015

	TOTAL UTILITIES	21,765,509

	TOTAL COMMON STOCKS
	(Cost — $342,645,719)	418,938,952

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Auto Components — 0.0%
14,000	Delphi Trust I, 8.250% *
	(Cost — $368,200)	83,300

CONVERTIBLE PREFERRED STOCKS — 1.0%
ENERGY — 0.2%
Energy Equipment & Services — 0.2%
38,000	Hanover Compressor Capital Trust, 7.250%	1,881,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE

FINANCIALS — 0.5%
Real Estate — 0.2%
26,000	Simon Property Group Inc., 6.000%	$1,787,500

Thrifts & Mortgage Finance — 0.3%
60,000	Sovereign Capital Trust IV, 4.375%	2,722,500

	TOTAL FINANCIALS	4,510,000

TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
12,514	Dobson Communications Corp., 6.000%	2,141,458

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $8,101,554)	8,532,458

FACE
AMOUNT†

CORPORATE BONDS & NOTES — 15.7%
Aerospace & Defense — 0.0%
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	157,033
125,000	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	131,905
112,000	Raytheon Co., Notes, 6.750% due 8/15/07	114,392

	Total Aerospace & Defense	403,330

Auto Components — 0.0%
213,000	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	175,725
125,000	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06	124,740

	Total Auto Components	300,465

Automobiles — 0.4%
150,000	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	150,555
	Ford Motor Co.:
250,000	Debentures, 6.625% due 10/1/28	173,750
1,675,000	Notes, 7.450% due 7/16/31	1,243,688
650,000	Senior Notes, 4.950% due 1/15/08	599,832
	General Motors Corp., Senior Debentures:
150,000	8.250% due 7/15/23	110,250
1,200,000	8.375% due 7/15/33	894,000

	Total Automobiles	3,172,075

Beverages — 0.1%
100,000	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	98,224
500,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due
	1/15/12	526,250
100,000	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	103,569

	Total Beverages	728,043

Building Products — 0.0%
100,000	Masco Corp., Notes, 6.750% due 3/15/06	100,202

Capital Markets — 0.1%
125,000	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	125,913
325,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
	6/15/14	362,375
150,000	Morgan Stanley, Notes, 5.800% due 4/1/07	150,855

	Total Capital Markets	639,143

Chemicals — 1.1%
500,000	Hexion US Finance Corp., Second Priority Senior
	Secured Notes, 9.000% due 7/15/14 (b)	510,000
1,000,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,105,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Chemicals — 1.1% (continued)
650,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	$628,875
1,000,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	1,038,750
104,000	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08	101,122
500,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	530,000
1,000,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,127,500
1,116,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,205,280
50,000	Monsanto Co., Notes, 4.000% due 5/15/08	48,889
600,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	630,000
500,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	502,500
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,132
650,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (b)	615,875
125,000	Praxair Inc., Notes, 2.750% due 6/15/08	118,989
500,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured
	Notes, 9.500% due 4/15/10	512,500
	Rhodia SA:
500,000	Senior Notes, 7.625% due 6/1/10	505,000
392,000	Senior Subordinated Notes, 8.875% due 6/1/11	401,800
325,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	356,688

	Total Chemicals	9,944,900

Commercial Banks — 0.2%
125,000	American Express Centurion Bank, Notes, 4.573% due 7/19/07 (d)	125,221
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	387,912
125,000	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	128,405
250,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07	259,409
300,000	Corporacion Andina de Fomento, Notes, 4.980% due 1/26/07 (d)	300,238
109,091	Fifth Third Bank, Notes, 2.870% due 8/10/09	105,272
200,000	SunTrust Bank, 4.550% due 5/25/09	196,928
150,000	Wells Fargo & Co., Notes, 4.564% due 3/23/07 (d)	150,163
100,000	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	99,479

	Total Commercial Banks	1,753,027

Commercial Services & Supplies — 0.3%
	Allied Waste North America Inc.:
75,000	Senior Notes, 7.250% due 3/15/15	76,125
217,000	Senior Secured Debenture Notes, Series B, 9.250% due 9/1/12	235,987
1,000,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	972,500
100,000	Cendant Corp., Senior Notes, 6.875% due 8/15/06	100,871
450,000	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	441,000
125,000	Cintas Corp., Number 2, Senior Notes, 5.125% due 6/1/07	125,035
350,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due
	3/15/13	346,500

	Total Commercial Services & Supplies	2,298,018

Communications Equipment — 0.1%
1,500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,267,500

Computers & Peripherals — 0.1%
125,000	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	125,771
125,000	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (b)	122,230
200,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	209,000

	Total Computers & Peripherals	457,001

Consumer Finance — 0.0%
125,000	SLM Corp., Medium-Term Notes, Series A, 4.823% due 1/26/09 (d)	125,268

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Containers & Packaging — 0.5%
500,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	$545,000
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500%
	due 8/15/13	590,625
1,463,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	1,397,165
750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	778,125
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	918,000
	Pliant Corp.:
247,622	Senior Secured Notes, 11.625% due 6/15/09 (e)	270,527
	Senior Subordinated Notes:
100,000	13.000% due 6/1/10 (e)	25,000
50,000	13.000% due 6/1/10 (e)	12,500
50,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	44,875

	Total Containers & Packaging	4,581,817

Diversified Financial Services — 2.6%
1,000,000	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 10.290%
	due 7/31/09	1,091,250
275,000	Basell AT SCA, Senior Notes, 8.375% due 8/15/15 (b)	276,031
125,000	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	125,853
75,000	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06	75,260
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	127,681
125,000	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	125,977
113,579	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due
	11/30/07	112,087
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due
	9/15/09	120,387
	Ford Motor Credit Co.:
200,000	Global Landmark Securities, 6.500% due 1/25/07	197,895
1,050,000	Notes, 7.000% due 10/1/13	952,472
125,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.561% due
	6/22/07 (d)	125,169
	General Motors Acceptance Corp., Notes:
156,000	6.125% due 9/15/06	154,368
1,600,000	6.750% due 12/1/14	1,518,851
162,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated
	Notes, 8.750% due 3/15/12	174,150
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	127,748
125,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	125,542
125,000	John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due
	7/15/09	122,423
150,000	JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	150,759
125,000	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (b)	122,184
150,000	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	141,322
500,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due
	12/15/13	457,500
15,365,850	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-
	1, 7.651% due 6/15/15 (b)	15,698,705
125,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	124,203
125,000	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (b)	123,141
350,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
	yield 5.594% due 10/1/15	257,250
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000%
	due 10/1/14	132,500

	Total Diversified Financial Services	22,760,708

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†		SECURITY (a)	VALUE

Diversified Telecommunication Services — 0.7%
125,000		GTE Corp., Debentures, 6.360% due 4/15/06	$125,325
750,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	794,062
150,000		Intelsat Bermuda Ltd., Senior Notes, 9.609% due 1/15/12 (b)(d)	153,375
550,000		Intelsat Ltd. , Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)	365,750
850,000		MCI Inc., Senior Notes, 8.735% due 5/1/14	960,500
50,000		NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	51,500
190,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	200,688
		Qwest Communications International Inc., Senior Notes:
740,000		7.500% due 2/15/14 (b)	751,100
285,000		7.500% due 2/15/14	289,275
		Qwest Corp.:
130,000		7.500% due 6/15/23	128,213
1,065,000		Debentures, 6.875% due 9/15/33	987,787
125,000		SBC Communications Inc., Notes, 5.750% due 5/2/06	125,246
9,000,000	MXN	Telefonos de Mexico S.A. de C.V., 8.750% due 1/31/16	854,153

		Total Diversified Telecommunication Services	5,786,974

Electric Utilities — 0.3%
1,000,000		Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	1,032,500
75,000		Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	72,134
125,000		Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06	126,025
1,000,000		Reliant Energy Inc., Senior Secured Notes, 9.500% due 7/15/13	995,000
325,000		Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due
		12/15/14 (b)	353,438

		Total Electric Utilities	2,579,097

Electrical Equipment — 0.0%
		Cooper Industries Inc., Senior Notes:
125,000		5.250% due 7/1/07	125,182
100,000		5.500% due 11/1/09	101,493
125,000		Rockwell International, Notes, 6.150% due 1/15/08	127,172

		Total Electrical Equipment	353,847

Energy Equipment & Services — 0.1%
75,000		Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	72,531
529,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (b)	550,160
250,000		Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	251,204

		Total Energy Equipment & Services	873,895

Food & Staples Retailing — 0.1%
125,000		CVS Corp., Notes, 5.625% due 3/15/06	125,075
325,000		Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	311,188
500,000		Rite Aid Corp., Senior Debentures, 6.875% due 8/15/13	420,000
150,000		Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	154,140

		Total Food & Staples Retailing	1,010,403

Food Products — 0.4%
75,000		Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	73,548
125,000		Campbell Soup Co., Notes, 6.900% due 10/15/06	126,336
325,000		Dean Foods Co., Senior Notes, 6.900% due 10/15/17	330,688
500,000		Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	532,500
325,000		Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15 (b)	341,250
		Dole Food Co. Inc.:
350,000		Debentures, 8.750% due 7/15/13	354,812
161,000		Senior Notes, 8.875% due 3/15/11	164,019

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Food Products — 0.4% (continued)
125,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08	$118,993
200,000	Kraft Foods Inc., Notes, 4.625% due 11/1/06	199,509
500,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due
	12/1/13	483,750
625,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	666,406

	Total Food Products	3,391,811

Health Care Providers & Services — 0.6%
250,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	265,000
300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	303,375
500,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due
	5/1/14	491,250
600,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	630,750
	HCA Inc.:
375,000	Debentures, 7.050% due 12/1/27	355,540
	Notes:
142,000	7.125% due 6/1/06	143,548
975,000	6.375% due 1/15/15	978,255
925,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	951,594
325,000	InSight Health Services Corp., Senior Subordinated Notes, 9.930% due
	11/1/11 (d)	303,875
150,000	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	151,084
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	594,750
375,000	9.875% due 7/1/14	376,875
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	145,317
75,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	75,392

	Total Health Care Providers & Services	5,766,605

Hotels, Restaurants & Leisure — 1.4%
625,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due
	3/1/10	642,187
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	987,500
200,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	195,586
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	122,500
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19
	(b)	330,688
875,000	Cinemark Inc., Senior Discount Notes, step bond to yield 18.468% due
	3/15/14	643,125
550,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	565,125
325,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	318,500
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	451,125
1,000,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	986,250
500,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	490,000
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	527,312
250,000	Leslie's Poolmart, Senior Notes, 7.750% due 2/1/13	252,188
125,000	McDonald's Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	127,062
	MGM MIRAGE Inc.:
	Senior Notes:
700,000	6.750% due 9/1/12	715,750
575,000	5.875% due 2/27/14	557,031
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	224,823
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
300,000	7.125% due 8/15/14	311,250
350,000	6.875% due 2/15/15	356,563
325,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	325,813

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Hotels, Restaurants & Leisure — 1.4% (continued)
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	$520,000
325,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	306,313
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	635,937
425,000	Six Flags Inc., Senior Notes, 9.625% due 6/1/14	434,562
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	638,281
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	522,500
500,000	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	471,250

	Total Hotels, Restaurants & Leisure	12,659,221

Household Durables — 0.3%
100,000	Centex Corp., Notes, 4.750% due 1/15/08	98,792
125,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	122,498
500,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	402,500
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	603,000
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	622,500
575,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes,
	10.250% due 8/15/10	622,437

	Total Household Durables	2,471,727

Independent Power Producers & Energy Traders — 0.8%
	AES Corp., Senior Notes:
100,000	9.500% due 6/1/09	108,625
1,400,000	7.750% due 3/1/14	1,484,000
	Calpine Corp.:
75,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)(e)	67,406
525,000	Senior Secured Notes, 8.750% due 7/15/13 (b)(e)	469,875
175,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11
	(d)(e)	186,813
100,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	97,631
	Dynegy Holdings Inc.:
450,000	Second Priority Senior Secured Notes, 10.125% due 7/15/13 (b)	510,187
1,725,000	Senior Debentures, 7.125% due 5/15/18	1,664,625
425,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (b)	434,562
	NRG Energy Inc.:
835,000	Second Priority Senior Secured Notes, 8.000% due 12/15/13	935,200
	Senior Notes:
250,000	7.250% due 2/1/14	254,688
725,000	7.375% due 2/1/16	741,312

	Total Independent Power Producers & Energy Traders	6,954,924

Industrial Conglomerates — 0.2%
1,000,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	1,090,000
350,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	306,250

	Total Industrial Conglomerates	1,396,250

Insurance — 0.1%
125,000	Genworth Financial Inc., Notes, 4.750% due 6/15/09	123,670
125,000	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	123,996
75,000	Marsh & McLennan Cos. Inc., Notes, 4.720% due 7/13/07 (d)	74,911
500,000	Nationwide Life Global Funding I, Notes, 4.609% due 9/28/07 (b)(d)	500,697
150,000	Protective Life Secured Trust, Senior Secured Notes, Medium-Term Notes,
	4.660% due 4/13/07 (d)	150,219
156,000	Prudential Financial Inc., Medium Term Notes, 3.750% due 5/1/08	151,882
75,000	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	75,298

	Total Insurance	1,200,673

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

IT Services — 0.2%
1,325,000	Iron Mountain Inc., Senior Subordinated Notes, 7.750% due 1/15/15	$1,351,500

Machinery — 0.2%
412,000	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	442,078
200,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	200,805
475,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	489,250
225,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	239,625
775,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.895% due
	4/15/14	596,750
213,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	215,130

	Total Machinery	2,183,638

Media — 1.6%
400,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	402,000
625,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	635,937
2,020,000	CCH I Holdings LLC, Senior Secured Notes, 11.000% due 10/1/15 (b)	1,671,550
700,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375%
	due 4/30/14 (b)	702,625
250,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	244,627
250,000	COX Communications Inc., 7.750% due 8/15/06	253,101
	CSC Holdings Inc.:
700,000	Debentures, Series B, 8.125% due 8/15/09	714,000
375,000	Senior Notes, Series B, 8.125% due 7/15/09	382,500
	Dex Media Inc., Discount Notes:
750,000	step bond to yield 8.608% due 11/15/13	622,500
1,000,000	step bond to yield 8.873% due 11/15/13	830,000
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
764,000	8.375% due 3/15/13	823,210
475,000	6.375% due 6/15/15	467,875
	EchoStar DBS Corp., Senior Notes:
1,000,000	6.625% due 10/1/14	975,000
325,000	7.125% due 2/1/16 (b)	322,156
102,857	Emmis Communications Corp., Senior Notes, 10.366% due 6/15/12 (d)	103,500
500,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due
	6/15/13	542,500
750,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes,
	11.000% due 7/15/13	810,000
200,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield
	9.548% due 4/1/13	154,750
	R.H. Donnelley Corp.:
	Senior Discount Notes:
175,000	Series A-1, 6.875% due 1/15/13 (b)	161,000
300,000	Series A-2, 6.875% due 1/15/13 (b)	276,750
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	457,313
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375%
	due 9/1/14 (b)	56,250
125,000	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	125,687
600,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	646,500
575,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due
	3/15/12	585,063
150,000	TCI Communications Inc., Senior Notes, 6.875% due 2/15/06	150,076
150,000	Time Warner Inc., Notes, 6.125% due 4/15/06	150,312
	Walt Disney Co.:
100,000	Medium-Term Notes, 5.500% due 12/29/06	100,458
125,000	Senior Notes, Series B, 6.750% due 3/30/06	125,400
	Young Broadcasting Inc., Senior Subordinated Notes:

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Media — 1.6% (continued)
325,000	10.000% due 3/1/11	$296,563
300,000	8.750% due 1/15/14	258,000

	Total Media	14,047,203

Metals & Mining — 0.2%
475,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	524,875
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	608,892
275,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	302,500
325,000	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (b)	308,750
150,000	WMC Finance USA, 6.750% due 12/1/06	151,988

	Total Metals & Mining	1,897,005

Multi-Utilities — 0.0%
125,000	Keyspan Gas East Corp., Medium Term Notes, 6.900% due 1/15/08	129,125
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	158,889

	Total Multi-Utilities	288,014

Multiline Retail — 0.1%
300,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	306,000
225,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due
	10/15/15 (b)	233,157
125,000	Target Corp., Senior Notes, 5.500% due 4/1/07	125,621

	Total Multiline Retail	664,778

Oil, Gas & Consumable Fuels — 0.9%
255,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	256,237
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	776,937
75,000	6.625% due 1/15/16	76,125
425,000	6.875% due 11/15/20 (b)	435,625
	El Paso Corp., Medium-Term Notes:
1,000,000	7.800% due 8/1/31	1,055,000
1,050,000	7.750% due 1/15/32	1,115,625
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	510,000
325,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	315,250
125,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	129,574
1,550,000	Petronas Capital Ltd., 7.875% due 5/22/22 (b)	1,908,951
1,500,000	Williams Cos. Inc., Senior Notes, 7.750% due 6/15/31	1,635,000

	Total Oil, Gas & Consumable Fuels	8,214,324

Paper & Forest Products — 0.3%
440,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	378,400
500,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due
	6/15/14	477,500
150,000	Bowater Inc., Notes, 6.500% due 6/15/13	135,188
	Buckeye Technologies Inc.:
150,000	Senior Notes, 8.500% due 10/1/13	151,500
	Senior Subordinated Notes:
400,000	9.250% due 9/15/08	402,000
75,000	8.000% due 10/15/10	72,750
650,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	578,500
1,000,000	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	885,000

	Total Paper & Forest Products	3,080,838

Personal Products — 0.2%
125,000	Avon Products Inc., Senior Notes, 7.150% due 11/15/09	133,473
675,000	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	550,125

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Personal Products — 0.2% (continued)
150,000	Gillette Co., Notes, 3.500% due 10/15/07	$146,708
600,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	633,750

	Total Personal Products	1,464,056

Pharmaceuticals — 0.0%
350,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15 (b)	344,750

Real Estate — 0.4%
1,000,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,106,250
1,250,000	Host Marriott LP, Senior Notes\, 7.125% due 11/1/13	1,292,187
75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	73,920
500,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	543,750
50,000	Simon Property Group LP, Notes, 6.375% due 11/15/07	51,026
200,000	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	200,703

	Total Real Estate	3,267,836

Road & Rail — 0.0%
75,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	77,491

Semiconductors & Semiconductor Equipment — 0.1%
	Amkor Technology Inc., Senior Notes:
400,000	9.250% due 2/15/08	394,000
500,000	7.125% due 3/15/11	445,000
213,000	7.750% due 5/15/13	188,505

	Total Semiconductors & Semiconductor Equipment	1,027,505

Specialty Retail — 0.2%
500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	521,875
500,000	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	458,750
325,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due
	2/15/15	320,937
225,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	200,813
150,000	Home Depot Inc., Senior Notes, 5.375% due 4/1/06	150,106
200,000	Toys "R" Us Inc., Senior Notes, 7.375% due 10/15/18	147,500

	Total Specialty Retail	1,799,981

Textiles, Apparel & Luxury Goods — 0.2%
	Levi Strauss & Co., Senior Notes:
150,000	9.280% due 4/1/12 (d)	154,500
800,000	9.750% due 1/15/15	847,000
300,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	308,625
250,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	236,250

	Total Textiles, Apparel & Luxury Goods	1,546,375

Thrifts & Mortgage Finance — 0.0%
100,000	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	96,196

Tobacco — 0.0%
75,000	Altria Group Inc., Notes, 7.200% due 2/1/07	76,149
125,000	Cargill Inc., Notes, 6.250% due 5/1/06 (b)	125,451

	Total Tobacco	201,600

Wireless Telecommunication Services — 0.6%
1,000,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,052,500
1,450,000	Nextel Communications Inc., Senior Notes\ Series E, 6.875% due 10/31/13	1,521,507
625,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	681,250
423,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	469,530
250,000	Sprint Capital Corp., Notes, 6.000% due 1/15/07	252,161
650,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	716,625

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Wireless Telecommunication Services — 0.6% (continued)
325,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due
	6/15/12	$369,687

	Total Wireless Telecommunication Services	5,063,260

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $141,347,527)	139,593,274

CONVERTIBLE BONDS & NOTES — 8.1%
Airlines — 0.2%
2,000,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	1,942,500

Biotechnology — 2.1%
5,100,000	BioMarin Pharmaceuticals Inc., Subordinated Notes, 3.500% due 6/15/08	5,119,125
3,000,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	2,763,750
3,330,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (b)	3,396,600
1,700,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	1,538,500
4,000,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	3,560,000
3,060,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	2,440,350

	Total Biotechnology	18,818,325

Commercial Services & Supplies — 0.5%
4,500,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250%
	due 4/15/34	3,920,625

Communications Equipment — 1.3%
9,000,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	8,482,500
2,000,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	1,907,500
1,000,000	Terayon Communication Systems Inc., Subordinated Notes, 5.000% due
	8/1/07	965,000

	Total Communications Equipment	11,355,000

Computers & Peripherals — 0.1%
1,500,000	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09	969,375

Electrical Equipment — 0.1%
1,250,000	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	945,312

Media — 0.8%
	Charter Communications Inc., Senior Notes, Class A Shares:
1,810,000	5.875% due 11/16/09	1,280,575
690,000	5.875% due 11/16/09 (b)	488,175
5,000,000	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	4,975,000

	Total Media	6,743,750

Oil, Gas & Consumable Fuels — 0.9%
15,000,000	El Paso Corp., Debentures, zero coupon bond to yield 8.696% due 2/28/21	8,306,250

Pharmaceuticals — 0.2%
2,000,000	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	1,995,000

Semiconductors & Semiconductor Equipment — 1.1%
2,000,000	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07	1,912,500
8,500,000	Atmel Corp., Subordinated Notes, zero coupon bond to yield 5.762% due
	5/23/21	4,154,375
3,500,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07	3,465,000

	Total Semiconductors & Semiconductor Equipment	9,531,875

Software — 0.5%
5,000,000	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	4,700,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT	SECURITY (a)	VALUE

Wireless Telecommunication Services — 0.3%
4,500,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (f)	$2,677,500

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $75,313,415)	71,905,512

ASSET-BACKED SECURITIES — 6.0%
Credit Card — 0.0%
66,117	First Consumers Master Trust, Series 2001-A, Class A, 4.780% due 9/15/08
	(d)	65,994

Home Equity — 5.8%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 5.780% due 4/25/34 (d)	1,002,459
	Aegis Asset-Backed Securities Trust:
85,799	Series 2004-2N, Class N1, 4.500% due 4/25/34 (b)	85,687
1,250,000	Series 2004-5, Class M2, 5.750% due 12/25/34 (d)	1,262,180
272,202	Series 2004-5N, 5.000% due 12/25/34 (b)	269,854
688,813	Series 2004-6N, 4.750% due 3/25/35 (b)	684,938
	Ameriquest Mortgage Securities Inc.:
1,000,000	Series 2003-12, Class M2, 6.230% due 11/25/33 (d)	1,023,190
1,000,000	Series 2004-R08, Class M10, 7.030% due 9/25/34 (b)(d)	957,804
1,000,000	Series 2004-R11, Class M5, 5.730% due 11/25/34 (d)	1,018,374
1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 5.580%
	due 10/25/34 (d)	1,019,416
80,216	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	79,931
500,000	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	502,187
	Argent Securities Inc.:
600,000	Series 2004-W8, Class M10, 8.030% due 5/25/34 (d)	591,133
2,000,000	Series 2004-W8, Class M04, 5.830% due 5/25/34 (d)	2,017,502
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 5.980% due
	1/25/34 (d)	759,590
114,858	Asset-Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1,
	4.450% due 5/26/34 (b)	114,493
	Bear Stearns Asset-Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 5.100% due 7/25/34 (d)	2,001,176
1,197,858	Series 2005-AC4, Class M2, 5.200% due 7/25/35 (d)	1,202,043
	Bear Stearns Asset-Backed Securities Inc. NIM Trust, Series 2004-HE5N:
4,946	Class A1, 5.000% due 7/25/34 (b)	4,942
79,000	Class A2, 5.000% due 7/25/34 (b)	78,871
	Bear Stearns Asset-Backed Securities NIM Trust:
33,161	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	33,040
64,349	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	64,141
	Countrywide Asset-Backed Certificates:
750,000	Series 2003-03, Class M4, 5.930% due 3/25/33 (d)	755,803
118,423	Series 2004-02N, Class N1, 5.000% due 2/25/35 (b)	117,916
410,000	Series 2004-05, Class M4, 5.780% due 6/25/34 (d)	416,051
120,262	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	119,975
2,000,000	Series 2004-BC4, Class M2, 5.380% due 10/25/34 (d)	2,010,108
814,991	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	5.730% due 11/25/31 (d)	816,713
179,802	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34
	(b)	179,460
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2,
	Class M4, 5.430% due 3/25/34 (d)	757,060
1,000,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2,
	6.000% due 11/26/34 (b)(g)	979,380
207,323	First Franklin NIM Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34
	(b)	206,510

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT	SECURITY (a)	VALUE

Home Equity — 5.8% (continued)
	Fremont Home Loan Trust:
1,000,000	Series 2004-01, Class M5, 5.630% due 2/25/34 (d)	$1,007,180
2,000,000	Series 2004-B, Class M4, 5.700% due 5/25/34 (d)	2,003,173
875,000	Series 2004-D, Class M5, 5.530% due 11/25/34 (d)	879,921
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 5.680% due 11/25/34 (d)	1,006,835
785,710	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due
	11/25/34 (b)	627,279
750,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 5.680% due
	11/25/34 (d)	753,563
1,000,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	5.530% due 9/25/34 (d)	1,008,571
	Merrill Lynch Mortgage Investors Inc.:
60,777	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (b)	60,447
159,413	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	158,039
	Morgan Stanley Asset Backed Securities Capital I:
1,400,000	Series 2004-HE4, Class M2, 5.830% due 5/25/34 (d)	1,400,821
500,000	Series 2004-HE9, Class M6, 5.780% due 11/25/34 (d)	503,010
1,000,000	Series 2004-NC8, Class M4, 5.530% due 9/25/34 (d)	1,011,722
1,000,000	Series 2004-OP1, Class M5, 5.580% due 11/25/34 (d)	1,012,948
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 5.590% due 6/20/31 (d)	1,251,802
1,500,000	Series 2003-04, Class M2, 6.350% due 10/25/33 (d)	1,518,525
	Novastar Home Equity Loan:
2,000,000	Series 2003-04, Class M2, 6.155% due 2/25/34 (d)	2,033,485
1,000,000	Series 2004-01, Class M4, 5.505% due 6/25/34 (d)	1,005,233
1,250,000	Series 2004-02, Class M5, 6.030% due 9/25/34 (d)	1,264,818
1,000,000	Series 2004-4, Class M4, 5.630% due 3/25/35 (d)	1,002,388
750,000	Series 2005-02, Class M10, 7.530% due 10/25/35 (d)	688,042
	Option One Mortgage Loan Trust:
375,135	Series 2002-02, Class M2, 5.680% due 6/25/32 (d)	375,723
812,748	Series 2002-4, Class M2, 5.660% due 7/25/32 (d)	814,758
1,500,000	Series 2004-02, Class M2, 5.580% due 5/25/34 (d)	1,500,882
	Park Place Securities NIM Trust:
500,000	Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	497,812
449,475	Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (b)	448,126
1,000,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.430% due
	3/25/34 (d)	1,009,030
1,000,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 5.680% due
	11/25/34 (d)	1,013,307
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (b)	83,384
	Series 2005-1A:
426,884	Class A, 4.250% due 2/27/35 (b)	424,351
305,236	Class B, 7.500% due 2/27/35 (b)	291,500
130,464	Series 2004 11A, Class A2, 4.750% due 1/27/35 (b)	129,725
129,481	Series 2004-002A, Class A, 5.500% due 3/27/34 (b)	129,061
127,677	Series 2004-004A, Class A, 5.000% due 4/27/34 (b)	127,625
36,642	Series 2004-005A, Class A, 4.500% due 6/27/34 (b)	36,573
132,099	Series 2004-008A, Class A, 5.000% due 9/27/34 (b)	131,620
273,479	Series 2004-11A, Class B, 7.500% due 1/27/35 (b)	269,163
381,031	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	313,856
	Series 2004-BN2A:
255,588	Class A, 5.000% due 12/27/34 (b)	254,966
357,524	Class B, 7.000% due 12/27/34 (b)	334,415
	Sharp SP I LLC, NIM Trust:

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT		SECURITY (a)	VALUE

Home Equity — 5.8% (continued)
163,691		Series 2004-HS1N, 5.920% due 2/25/34 (b)	$161,742
54,772		Series 2004-OP1N, 5.190% due 4/25/34 (b)	54,750
198,982		Series 2005-HE1N, 5.190% due 2/25/35 (b)	198,163
1,500,000		Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2,
		6.380% due 10/25/33 (d)	1,508,858

		Total Home Equity	51,439,119

Student Loan — 0.2%
1,561,915		Saco I Trust, Series 2005-02, Class A, 4.730% due 4/25/35 (b)(d)	1,562,202

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $53,063,579)	53,067,315

MORTGAGE-BACKED SECURITIES — 2.5%
FHLMC — 1.9%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,471,009		7.000% due 6/1/17	1,520,464
478,931		8.500% due 9/1/25	520,485
1,009,142		6.500% due 8/1/29	1,037,823
13,478,352		6.000% due 9/1/32-2/1/34	13,631,571

		TOTAL FHLMC	16,710,343

FNMA — 0.6%
		Federal National Mortgage Association (FNMA):
1,813,027		8.000% due 12/1/12	1,889,594
1,663,752		7.000% due 6/1/32	1,729,734
1,859,007		5.500% due 4/1/35	1,840,290

		TOTAL FNMA	5,459,618

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $22,396,316)	22,169,961

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
260,000		American Home Mortgage Investment Trust, Series 2005-4, Class M3,
		5.330% due 11/25/45 (d)	260,299
186,860		Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E,
		5.470% due 11/15/15 (b)(d)	187,724
		Federal Home Loan Mortgage Corp. (FHLMC):
209,725		Series 2764, Class DT, 6.000% due 3/15/34 (d)	205,897
678,728		Series 2780, Class SL PAC, 6.000% due 4/15/34 (d)	670,830
748,354		Harborview Mortgage Loan Trust, Series 2005-10, Class B6, 5.553% due
		11/19/35 (d)	741,339
203,877		Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (b)	203,781
1,186,464		Impac CMB Trust, Series 2004-04, Class 2M2, 6.030% due 9/25/34 (d)	1,190,359
836,738		Merit Securities Corp., Series 11PA, Class B2, 6.060% due 9/28/32 (b)(d)	816,834
		MLCC Mortgage Investors Inc.:
750,000		Series 2004-A, Class B2, 5.450% due 4/25/29 (d)	749,552
1,000,000		Series 2004-B, Class B2, 5.410% due 5/25/29 (d)	1,005,022

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $6,011,499)	6,031,637

SOVEREIGN BONDS — 15.3%
Argentina — 0.7%
		Republic of Argentina:
837,000	EUR	10.250% due 1/26/07 (e)	309,078
1,133,125		4.889% due 8/3/12 (d)	1,026,287
1,100,000	EUR	9.500% due 3/4/49 (e)	399,510
1,680,000		0.000% due 3/29/49 (d)(e)	453,600
6,042,370	ARS	Discount Bonds, 5.830% due 12/31/33 (d)	2,329,571

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†		SECURITY (a)	VALUE

Argentina — 0.7% (continued)
2,200,000	EUR	Medium-Term Notes, 7.000% due 3/18/49 (e)	$782,303
800,000		Par Bonds, step bond to yield 1.330% due 12/31/38	281,800
		Series GDP:
16,879,931	ARS	0.000% due 12/15/35 (d)	303,026
1,175,000	EUR	0.000% due 12/15/35 (d)	97,492
800,000		0.000% due 12/15/35 (d)	55,200

		Total Argentina	6,037,867

Brazil — 3.1%
		Federative Republic of Brazil:
1,700,000		7.875% due 3/7/15	1,841,100
		Collective Action Securities:
12,080,000		8.000% due 1/15/18	13,206,460
2,815,000		8.750% due 2/4/25	3,223,175
8,889,870		DCB, Series L, 5.250% due 4/15/12 (d)	8,867,645

		Total Brazil	27,138,380

Bulgaria — 0.2%
1,715,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	2,058,000

Chile — 0.2%
2,000,000		Republic of Chile, 5.500% due 1/15/13	2,043,083

China — 0.1%
705,000		People's Republic of China, Bonds, 4.750% due 10/29/13	687,243

Colombia — 0.8%
		Republic of Colombia:
4,300,000		8.125% due 5/21/24	4,805,250
145,000		10.375% due 1/28/33	198,433
1,640,000		Medium-Term Notes, 11.750% due 2/25/20	2,345,200

		Total Colombia	7,348,883

Ecuador — 0.2%
		Republic of Ecuador:
190,000		12.000% due 11/15/12 (b)	196,650
1,835,000		step bond to yield 12.021% due 8/15/30 (b)	1,789,125

		Total Ecuador	1,985,775

El Salvador — 0.3%
		Republic of El Salvador:
1,705,000		7.750% due 1/24/23 (b)	1,911,731
370,000		8.250% due 4/10/32 (b)	419,950

		Total El Salvador	2,331,681

Malaysia — 0.2%
		Federation of Malaysia:
350,000		8.750% due 6/1/09	389,437
1,625,000		7.500% due 7/15/11	1,811,205

		Total Malaysia	2,200,642

Mexico — 3.0%
		United Mexican States:
1,170,000		11.375% due 9/15/16	1,727,213
7,770,000		8.125% due 12/30/19	9,518,250
		Medium-Term Notes, Series A:
425,000		5.875% due 1/15/14	438,281
275,000		8.300% due 8/15/31	348,150

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Mexico — 3.0% (continued)
1,675,000	6.375% due 1/16/13	$1,776,337
8,325,000	6.625% due 3/3/15	9,018,056
3,200,000	8.000% due 9/24/22	3,908,800
265,000	Series A, Notes, 7.500% due 4/8/33	310,050

	Total Mexico	27,045,137

Panama — 0.6%
	Republic of Panama:
700,000	7.250% due 3/15/15	760,900
1,625,000	8.875% due 9/30/27	2,015,000
2,504,000	6.700% due 1/26/36	2,498,366

	Total Panama	5,274,266

Peru — 1.0%
	Republic of Peru:
505,000	9.125% due 2/21/12	585,800
2,075,000	9.875% due 2/6/15	2,578,188
560,000	8.750% due 11/21/33	660,800
2,989,000	FLIRB, 5.000% due 3/7/17 (d)	2,869,440
	Global Bonds:
600,000	8.375% due 5/3/16	685,500
1,630,000	7.350% due 7/21/25	1,691,125

	Total Peru	9,070,853

Philippines — 0.7%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,931,731
375,000	8.250% due 1/15/14	401,944
1,975,000	10.625% due 3/16/25	2,510,719
625,000	9.500% due 2/2/30	732,781

	Total Philippines	6,577,175

Poland — 0.2%
1,495,000	Republic of Poland, 5.250% due 1/15/14	1,512,753

Russia — 1.5%
	Russian Federation:
1,665,000	11.000% due 7/24/18 (b)	2,447,550
9,615,000	step bond to yield 5.000% due 3/31/30 (b)	10,744,762

	Total Russia	13,192,312

South Africa — 0.3%
	Republic of South Africa:
250,000	9.125% due 5/19/09	280,000
1,825,000	6.500% due 6/2/14	1,971,000

	Total South Africa	2,251,000

Turkey — 1.1%
	Republic of Turkey:
200,000	11.750% due 6/15/10	244,500
725,000	11.500% due 1/23/12	919,844
4,150,000	11.000% due 1/14/13	5,275,687
900,000	7.250% due 3/15/15	945,000
1,250,000	7.000% due 6/5/20	1,267,188
800,000	11.875% due 1/15/30	1,225,500

	Total Turkey	9,877,719

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY (a)	VALUE

Ukraine — 0.2%
1,400,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	$1,487,500

Uruguay — 0.2%
	Republic of Uruguay, Benchmark Bonds:
575,000	7.250% due 2/15/11	601,594
750,000	7.500% due 3/15/15	791,250

	Total Uruguay	1,392,844

Venezuela — 0.7%
	Bolivarian Republic of Venezuela:
2,750,000	5.375% due 8/7/10	2,692,250
1,050,000	8.500% due 10/8/14	1,179,675
275,000	7.650% due 4/21/25	291,844
1,900,000	Collective Action Securities, 10.750% due 9/19/13	2,375,000

	Total Venezuela	6,538,769

	TOTAL SOVEREIGN BONDS
	(Cost — $128,243,543)	136,051,882

LOAN PARTICIPATION — 0.1%
1,000,000	UPC Broadband Inc. Term Loan, Tranche H2, 7.280% due 3/15/12 (Bank of
	America)(d)(g) (Cost — $1,000,000)	1,012,232

CONTRACTS

PURCHASED OPTION — 0.1%
2,250	S&P 500 Index, Put @ 1,200, expires 3/06
	(Cost — $2,507,175)	810,000

WARRANT

WARRANTS — 0.0%
2,935	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires
	4/15/20*	93,920
2,800	United Mexican States, Series XW05, Expires 11/9/06*	91,000
2,275	United Mexican States, Series XW10, Expires 10/10/06*	96,688
1,700	United Mexican States, Series XW20, Expires 9/1/06*	119,000

	TOTAL WARRANTS
	(Cost — $270,360)	400,608

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $781,268,887)	858,597,131

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreements — 3.4%
$ 10,095,000	Interest in $386,481,000 joint tri-party repurchase agreement dated 1/31/06
	with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at
	maturity - $10,096,248; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30;
	Market value - $10,296,981)	10,095,000
10,000,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06
	with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity -
	$10,001,236; (Fully collateralized by various U.S. government agency
	obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value -
	$10,321,709)	10,000,000
10,000,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06
	with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at
	maturity - $10,001,236; (Fully collateralized by various U.S. Government
	Agency Obligations 0.000% to 5.365% due 2/13/06 to 9/9/24; Market
	value - $10,200,041)	10,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $30,095,000)	30,095,000

	TOTAL INVESTMENTS — 100.0% (Cost — $811,363,887#)	$888,692,131

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All securities are segregated as collateral pursuant to revolving credit facility.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Company changed name to NTL Inc.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(e)	Security is currently in default.
(f)	This security is exchangeable for Sprint Nextel Corp. common stock.
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
ARS - Argentine Peso
DCB - Debt Conversion Bond
EUR - Euro
FDR - Foreign Depositary Receipt
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MASTR - Mortgage Asset Securitization Transactions Inc.
MTN - Medium-Term Note
MXN - Mexican Peso
NIM - Net Interest Margin

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issues.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and ask prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$97,592,896
Gross unrealized depreciation	(20,264,652)

Net unrealized appreciation	$77,328,244

At January 31, 2006, the Fund held loan participations with a total cost of $1,000,000 and a total market value of $1,012,232.

3. Loan

At January 31, 2006, the Fund had a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”). In addition, CNA acts as administrative agent of the credit facility. The loan generally bear interest at a variable rate based on the weight average interest rates of the commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date:	March 31, 2006

By	/s/ Frances Guggino

Frances Guggino
Chief Financial Officer

Date:	March 31, 2006